Share capital - Disclosure of dividends (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Dividend per share | (per share)	$ 0.211	$ 0.255
Dividends declared	$ 39,284,000	$ 34,665,000
February 19, 2025 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.046
Dividends declared	$ 8,475,000
May 7, 2025 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.055
Dividends declared	$ 10,201,000
August 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.055
Dividends declared	$ 10,492,000
November 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares	$ 0.055
Dividends declared	$ 10,116,000
February 20, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.06
Dividends declared		$ 8,271,000
May 8, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.065
Dividends declared		$ 8,843,000
August 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.065
Dividends declared		$ 8,878,000
November 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Dividend per share | $ / shares		$ 0.065
Dividends declared		$ 8,673,000